Expense Example {- Strategic Income Portfolio} - 02.28 VIP Strategic Income Portfolio Investor PRO-12 - Strategic Income Portfolio - VIP Strategic Income Portfolio-Investor VIP	Apr. 30, 2022 USD ($)
Expense Example:
1 year	$ 70
3 years	221
5 years	384
10 years	$ 859